Condensed consolidated statements of cash flows - additional details	6 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
Condensed consolidated statements of cash flows - additional details	Condensed Consolidated Statement of Cash Flows - additional details
The below tables provide additional detail supporting select line items in the Condensed Consolidated Statement of Cash Flows.
8.1     Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2022	2021

Property, plant & equipment	161	160
Right-of-use assets	38	42
Intangible assets	385	328
Financial assets	1	1
Other non-current assets	3	(1)
Total	588	530
8.2     Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2022	2021

(Increase) in inventories	(118)	(184)
(Increase) in trade receivables	(151)	(117)
Increase in trade payables	8	23
Net change in other operating assets	(16)	20
Net change in other operating liabilities	(154)	(18)
Total	(431)	(276)